Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
18.
Share-based compensation
18.1.
Share-based compensation: VTEX

VTEX provides share-based compensation to selected directors and employees as a stock-option and RSU plan.

Both stock options and RSU instruments are exercisable as long as the director or employee fulfills the worked periods after the options are granted.

Set out below are summaries of options granted under the plans:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2022	9,714	4.18	4.37	1.41
Granted	1,653	4.87	—	2.42
Forfeit	(513)	6.44	—	3.72
Exercised (i)	(958)	1.02	—	0.52
At December 31, 2023	9,896	4.17	3.86	1.44
Granted	901	6.83	—	3.22
Forfeit	(404)	4.51	—	1.29
Exercised (i)	(1,278)	3.04	—	0.54
At December 31, 2024	9,115	4.55	3.02	1.74
Granted	1,212	4.56	—	1.91
Forfeit	(95)	9.19	—	4.19
Exercised (i)	(113)	2.05	—	0.72
At December 31, 2025	10,119	4.55	2.35	1.75
Stock options exercisable as of December 31, 2025	6,889	4.42	1.78	1.45

(i)
The number of stock options withheld for tax purposes was 3 thousand shares (186 thousand shares in 2024 and 38 thousand shares in 2023).

The fair value of the stock options granted was calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•
Strike Price - Average price weighted by the quantity granted;
•
Target Asset Price – The trading price closest to the granting date of the options;
•
Risk-Free Interest Rate - US Treasury interest rate, according to the contractual term;
•
Volatility - According to comparable peer entities listed on the stock exchange.

The weighted average inputs used in the year ended December 31, 2025:

•
Target Asset Price – US$ 4.56 per share (December 31, 2024 – US$ 6.82 per share);
•
Risk-Free Interest Rate – 3.62% (December 31, 2024 – 4.20%);
•
Volatility – 52.79% (December 31, 2024 – 55.83%);
•
Expected dividend: None

The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2022	3,509	6.94
Granted	2,588	4.90
Forfeit	(284)	6.61
Settled (i)	(2,094)	5.57
At December 31, 2023	3,719	6.32
Granted	2,511	6.75
Forfeit	(489)	6.58
Settled (i)	(1,902)	6.05
At December 31, 2024	3,839	6.70
Granted	3,572	5.10
Forfeit	(325)	6.41
Settled (i)	(1,733)	6.89
At December 31, 2025	5,353	5.58

(i)
The number of RSUs withheld for tax purposes was 458 thousand shares (417 thousand shares in 2024 and 603 thousand shares in 2023).

The fair value of the restricted stock units granted was calculated using the same Target Asset Price used in the Stock Options appraisal model.

For the year ended December 31, 2025, there was US$28,702 (US$24,871 in 2024 and US$17,953 in 2023) of remaining unamortized compensation costs, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted average remaining period of 1.59 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.

The total expense, including taxes and social charges related to the share-based compensation plan for the year ended December 31, 2025, was US$ 18,380 (US$ 18,549 in 2024 and US$ 17,506 in 2023). For the year ended December 31, 2025, the Group recorded in additional paid-in capital the amount of US$ 14,792 (US$ 10,752 in 2024 and 13,651 in 2023).

18.2.
Share-based compensation: Loja Integrada

On April 29, 2021, VTEX introduced a new share-based compensation plan offering RSUs to selected directors and employees in Loja Integrada, a subsidiary wholly owned. They are exercisable as long as the director or employee fulfills the worked periods after the options are granted.

Set out below are summaries of options granted under the plan:

	Number of options (thousands)	Weighted average exercise price	Remaining contractual terms in years	Weighted average grant date fair value
At December 31, 2022	8.42	13.48	5.35	5.66
Granted	—	—	—	—
Forfeit	—	—	—	—
Exercised	—	—	—	—
At December 31, 2023	8.42	14.81	4.35	6.17
Granted	—	—	—	—
Forfeit	(8.42)	13.08	—	5.49
Exercised	—	—	—	—
At December 31, 2024	—	—	—	—
Granted	—	—	—	—
Forfeit	—	—	—	—
Exercised	—	—	—	—
At December 31, 2025	—	—	—	—
Stock options exercisable as of December 31, 2025	—	—	—	—

The fair value of the stock options granted is calculated based on the Binomial Options Pricing Model considering the average contract term. The model inputs for options included:

•
Strike Price - Average price weighted by the quantity granted;
•
Target Asset Price - The trading price closest to the granting date of the options or the trading price derived from an independent valuation report;
•
Risk-Free Interest Rate - Future CDI, according to the contractual term; and
•
Volatility - According to comparable peer entities listed on the stock exchange.

The following table summarizes the RSU granted under the plan:

	Number of RSUs (thousands)	Weighted average grant date fair value
At December 31, 2022	285.28	6.42
Granted	115.00	5.10
Forfeit	(82.25)	5.49
Settled (i)	(77.15)	7.17
At December 31, 2023	240.88	6.49
Granted	47.03	4.11
Forfeit	(0.50)	7.51
Settled (i)	(98.52)	5.17
At December 31, 2024	188.89	5.51
Granted	110.51	6.05
Forfeit	(66.22)	4.86
Settled (i)	(81.87)	5.60
At December 31, 2025	151.31	6.07
(i)
The number of RSUs withheld for tax purposes was 21 thousand shares (11 thousand shares in 2024 and 4 thousand shares in 2023).

For the year ended December 31, 2025, there was US$494 (US$1,016 in 2024 and US$1,562 in 2023) of remaining unamortized compensation cost, including social charges, related to unvested stock options and RSUs granted to the Group’s employees. This cost will be recognized over an estimated weighted-average remaining period of 2.24 years. Total unamortized compensation costs will be adjusted for future changes in estimated forfeitures.

The total expense, including taxes and social charges related to the Loja Integrada share-based compensation plan for the year ended December 31, 2025, was US$ 288 (US$657 in 2024 and 543 in 2023). For the year ended December 31, 2025, the Group recorded in additional paid-in capital an increase of US$ 289 (US$411 in 2024 and 421 in 2023).

18.3.
Amounts recognized in the statement of operations

The following table illustrates the classification of share-based compensation in the consolidated statements of operations which includes both share-based compensation of VTEX and Loja Integrada, which includes social charges and taxes:

	December 31, 2025	December 31, 2024	December 31, 2023
Subscription cost	(209)	29	(205)
Services cost	(461)	(972)	(459)
General and administrative	(8,902)	(8,117)	(5,855)
Sales and marketing	(4,174)	(4,642)	(4,277)
Research and development	(4,922)	(5,504)	(7,253)
Total	(18,668)	(19,206)	(18,049)